LONG-TERM DEBT, NET (SCC Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 29, 2024 USD ($)	Mar. 15, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	Nov. 29, 2024 HKD ($)	Mar. 15, 2021 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 7,180,185	$ 7,499,771
Amount available for future drawdown			$ 2,075,674
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 30,077						$ 234,000
Maturity date			Aug. 29, 2029
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		129						1,000
Total outstanding borrowings			$ 129			$ 1,000
Credit facility, bank collateral		130						1,013
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Debt instrument, interest rate			6.83%	9.27%		6.83%
Credit facility, maximum borrowing capacity		$ 29,948						$ 233,000
Total outstanding borrowings			$ 0
Amount available for future drawdown			30,012			$ 233,000
Loan commitment fees recognized			$ 403	$ 417	$ 417
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.25%
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread	0.06%						0.06%
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread	0.20%						0.20%
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.25%	4.00%
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 250,273						$ 1,945,000
Maturity date			Nov. 29, 2029
Total outstanding borrowings			$ 0
Amount available for future drawdown			250,532			$ 1,945,000
Incremental facility, maximum borrowing capacity	$ 100,000
Loan commitment fees recognized			189
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate SOFR or Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.95%
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate SOFR or Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.55%
SCC Credit Facilities [Member]
Long-Term Debt [Line Items]
Net assets restricted from distribution			$ 585,000